TRADE ACCOUNTS RECEIVABLE - Changes in losses for impairment (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Estimated impairment losses for accounts receivable roll forward
Balance at beginning	R$ (2,072,578)	R$ (1,644,797)
Supplement to estimated losses, net of resersal (Note 26)	(1,436,288)	(1,740,358)
Write-off	1,337,530	1,312,577
Balance at ending	R$ (2,171,336)	R$ (2,072,578)